Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SSGA FUNDS
Prospectus Date	rr_ProspectusDate	Dec. 19, 2018
Class A, I and K | State Street International Stock Selection Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY STATE STREET INTERNATIONAL STOCK SELECTION<br/>FUND (FORMERLY, SSGA INTERNATIONAL<br/>STOCK SELECTION FUND)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	State Street International Stock Selection Fund (the “Fund”) seeks to provide long-term capital growth by investing primarily in securities of foreign issuers.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). You may qualify for sales charge discounts on purchases of Class A shares if you agree to invest in the future, or if you and your family currently invest, at least $50,000 in State Street Funds that offer Class A shares. More information about these and other discounts is available from your financial professional and in the “Investing in State Street Funds Shares” section on page 41 of the Fund's Prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 72% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you agree to invest in the future, or if you and your family currently invest, at least $50,000 in State Street Funds that offer Class A shares.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other expenses” have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities of foreign issuers, such as common stocks issued by companies in the countries and industries represented in the MSCI® EAFE® Index, the Fund's benchmark. The Fund may invest in small capitalization companies. The Fund will provide shareholders with at least sixty (60) days' notice prior to any change in its 80% investment policy.

The Adviser employs a proprietary quantitative multi-factor stock-selection model to select securities while controlling risk exposure of the Fund relative to the Fund's benchmark. This model evaluates the relative attractiveness of securities from a specified investment universe based on the correlation of certain historical economic and financial factors applicable to issuers and/or countries and/or sectors (such as measures of growth potential, valuation, quality, and investor sentiment) and based on other historical quantitative metrics to past performance. Additionally, the model may incorporate an element to evaluate the macroeconomic environment for a portion of the model determined by prevailing market conditions. This element allows a disciplined approach to seek to be adaptive to the macroeconomic environment and respond to changing conditions. The quantitative model allows the Adviser to evaluate each eligible security and then rank eligible securities in the Fund's investment universe in the order of their attractiveness as Fund investments.

The model generates a portfolio that is drawn primarily from securities included in the Fund's benchmark index. The remaining securities are drawn from the Fund's investment universe and are determined by the model in order to overweight or underweight certain countries, securities, industries and/or sectors represented in the benchmark. The Fund's investment universe is the securities in the MSCI EAFE Investable Market Index, which is designed to capture large, mid and small capitalization representation across the following developed market countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

The Adviser may make updates and adjustments to the economic and financial conditions and other quantitative metrics considered, and to the weightings among them. From time to time, the Adviser may make a qualitative judgment not to implement fully the results of the quantitative investment process if it believes that the process did not take into account all of the information relevant to the Fund's portfolio, or that a different evaluation or weighting of the information relating to the Fund's portfolio might be more appropriate.

The Fund expects to invest primarily in common stocks. The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted by applicable law (including those advised by the Adviser). The Fund may hold a portion of its assets in cash and cash instruments. The Fund also may lend its securities and engage in active trading.

		The Fund may invest in derivatives, such as futures contracts and total return swaps, in order to gain broad equity market exposures pending investments of cash, or to reduce market exposures pending the sales of securities. The Fund may enter into foreign currency futures, forward contracts, and options to hedge currency risk, although the Adviser does not currently anticipate that such transactions will play any significant role in the investment process.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may not achieve its investment objective. General risks associated with the Fund's investment policies and investment strategies are discussed below. The Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Fund in their overall investment programs.

In addition, the Fund is subject to the following risks:
Counterparty Risk: The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.

Currency Risk: The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and delays, restrictions or prohibitions on the repatriation of foreign currencies. Foreign currency exchange rates may have significant volatility, and changes in the values of foreign currencies against the U.S. dollar may result in substantial declines in the values of the Fund's assets denominated in foreign currencies.

Derivatives Risk: Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by the Adviser or may not have the effect on the Fund anticipated by the Adviser.

Equity Investing Risk: The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Futures Contract Risks; Other Exchange-Traded Derivatives: The risk of loss relating to the use of futures contracts and other exchange-traded derivatives is potentially unlimited. There is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract or other exchange-traded derivative or at any particular time. In the event no such market exists for a particular derivative, it might not be possible to effect closing transactions, and the Fund will be unable to terminate its exposure to the derivative. If the Fund uses futures contracts or other exchange-traded derivatives for hedging purposes, there is a risk of imperfect correlation between movements in the prices of the derivatives and movements in the securities or index underlying the derivatives or movements in the prices of the Fund's investments that are the subject of such hedge. Certain foreign futures contracts and other exchange-traded derivatives may be less liquid and more volatile than U.S. contracts. The Fund may be delayed or prevented from recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse.

Geographic Focus Risk: The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a more geographically-diversified fund.

Large-Capitalization Securities Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.

Liquidity Risk: Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis.  In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.

Management Risk: The Fund is actively managed. The Adviser's judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, commodity or investment strategy or as to a hedging strategy may prove to be incorrect, and may cause the Fund to incur losses. There can be no assurance that the Adviser's investment techniques and decisions will produce the desired results.

Market Risk: The Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.

Modeling Risk: The Adviser uses quantitative models in an effort to enhance returns and manage risk. Any imperfections, errors or limitations in these models could limit any benefit to the Fund from the use of the models, or could result in incorrect outputs or in investment outcomes different from or opposite to those expected or desired by the Adviser. There can be no assurance that the models will behave as expected in all market conditions. In addition, computer programming used to create quantitative models, or the data on which such models operate, might contain one or more errors.

Non-U.S. Securities Risk: Non-U.S. securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, to the extent that the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Investments in depositary receipts may be less liquid and more volatile than the underlying shares in their primary trading market.

Risk of Investment in Other Pools: If the Fund invests in another pooled investment vehicle, it is exposed to the risk that the other pool will not perform as expected and is exposed indirectly to all of the risks applicable to an investment in such other pool. The investment policies of the other pool may not be the same as those of the Fund; as a result, an investment in the other pool may be subject to additional or different risks than those to which the Fund is typically subject. The Fund bears its proportionate share of the fees and expenses of any pool in which it invests. The Adviser or an affiliate may serve as investment adviser to a pool in which the Fund may invest, leading to potential conflicts of interest. It is possible that other clients of the Adviser or its affiliates will purchase or sell interests in a pool sponsored or managed by the Adviser or its affiliates at prices and at times more favorable than those at which the Fund does so.

Small- and  Mid-Capitalization Securities Risk: The securities of small- and mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, and may depend on a few key employees. In addition, these companies may have been recently organized and may have little or no track record of success. The securities of smaller companies may trade less frequently and in smaller volumes than more widely held securities. Some securities of smaller issuers may be illiquid or may be restricted as to resale, and their values may have significant volatility. The Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund's obligations. Returns on investments in securities of small- and mid-capitalization companies could trail the returns on investments in securities of larger companies.

Unconstrained Sector Risk: The Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund's Shares to decrease, perhaps significantly.

Valuation Risk: Some portfolio holdings, potentially a large portion of the Fund's investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. Investors who purchase or redeem Fund Shares on days when the Fund is holding fair-valued investments may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the holding(s) or had used a different valuation methodology.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	 An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns from year-to-year and by showing how the Fund's average annual returns for the periods ended December 31, 2017 compared with those of a broad measure of market performance. The bar chart shows how the Class A shares' returns have varied for each full calendar year shown. The effect of sales charges, applicable to Class A shares only, is not reflected in the bar chart; if these amounts were reflected, returns would be lower. For periods prior to July 7, 2014, the inception date for Class A, I and K shares, the performance information shown is that of the Class N shares of the Fund (which are offered in a separate prospectus), adjusted to reflect the higher class-related operating fees and expenses of Class A shares. Except for differences in returns resulting from differences in fees and expenses, all share classes would have substantially similar returns because all share classes invest in the same portfolio of securities. Returns would differ only to the extent that the Class A, Class I and Class K share classes do not have the same expenses as Class N shares. Class A shares are generally expected to incur higher expenses, and Class I and K shares are generally expected to incur lower expenses, than Class N shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (800)-997-7327 or by visiting our website at www.ssgafunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns from year-to-year and by showing how the Fund's average annual returns for the periods ended December 31, 2017 compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800)-997-7327
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ssgafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (years ended 12/31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The effect of sales charges, applicable to Class A shares only, is not reflected in the bar chart; if these amounts were reflected, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 20.42% (Q2, 2009) Lowest Quarterly Return: -22.89% (Q3, 2011)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns  (for periods ended 12/31/17)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only and after-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sale of Fund Shares may be higher than returns before taxes and/or returns after taxes on distributions for certain periods because they reflect the tax benefit an investor may receive as a result of the capital losses that would have been incurred on the sale of Fund Shares or due to the effect of foreign tax credits.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The returns for certain periods would have been lower without the effect of a contractual fee waiver and/or reimbursement.

Fund returns after taxes on distributions and sale of Fund Shares may be higher than returns before taxes and/or returns after taxes on distributions for certain periods because they reflect the tax benefit an investor may receive as a result of the capital losses that would have been incurred on the sale of Fund Shares or due to the effect of foreign tax credits.

		After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). After-tax returns are shown for Class A only and after-tax returns for other share classes will vary. For periods prior to July 7, 2014, the inception date for Class A shares, the performance information shown is that of the Class N shares of the Fund, adjusted to reflect the higher class-related operating fees and expenses of Class A shares. For periods prior to July 7, 2014, the inception date for Class I and K shares, the performance information shown is that of the Class N shares of the Fund. Except for differences in returns resulting from differences in fees, expenses, and sales charges (as applicable), all share classes would have substantially similar returns because all share classes invest in the same portfolio of securities.
Class A, I and K | State Street International Stock Selection Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the net asset value)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.44%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.20%
1 year	rr_ExpenseExampleYear01	$ 641
3 years	rr_ExpenseExampleYear03	934
5 years	rr_ExpenseExampleYear05	1,249
10 years	rr_ExpenseExampleYear10	$ 2,139
2008	rr_AnnualReturn2008	(41.61%)	[4]
2009	rr_AnnualReturn2009	22.67%	[4]
2010	rr_AnnualReturn2010	7.63%	[4]
2011	rr_AnnualReturn2011	(15.20%)	[4]
2012	rr_AnnualReturn2012	16.12%	[4]
2013	rr_AnnualReturn2013	23.30%	[4]
2014	rr_AnnualReturn2014	(3.93%)	[4]
2015	rr_AnnualReturn2015	0.55%	[4]
2016	rr_AnnualReturn2016	none	[4]
2017	rr_AnnualReturn2017	22.34%	[4]
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-To-Date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.62%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.89%)
One Year	rr_AverageAnnualReturnYear01	15.94%
Five Years	rr_AverageAnnualReturnYear05	6.67%
Ten Years	rr_AverageAnnualReturnYear10	0.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 07, 2014
Class A, I and K | State Street International Stock Selection Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the net asset value)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 year	rr_ExpenseExampleYear01	$ 97
3 years	rr_ExpenseExampleYear03	354
5 years	rr_ExpenseExampleYear05	631
10 years	rr_ExpenseExampleYear10	$ 1,422
One Year	rr_AverageAnnualReturnYear01	22.56%
Five Years	rr_AverageAnnualReturnYear05	8.07%
Ten Years	rr_AverageAnnualReturnYear10	1.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 07, 2014
Class A, I and K | State Street International Stock Selection Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the net asset value)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.75%
1 year	rr_ExpenseExampleYear01	$ 77
3 years	rr_ExpenseExampleYear03	291
5 years	rr_ExpenseExampleYear05	524
10 years	rr_ExpenseExampleYear10	$ 1,191
One Year	rr_AverageAnnualReturnYear01	22.60%
Five Years	rr_AverageAnnualReturnYear05	8.16%
Ten Years	rr_AverageAnnualReturnYear10	1.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 07, 2014
Class A, I and K | State Street International Stock Selection Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.06%
Five Years	rr_AverageAnnualReturnYear05	6.03%
Ten Years	rr_AverageAnnualReturnYear10	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 07, 2014
Class A, I and K | State Street International Stock Selection Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.91%
Five Years	rr_AverageAnnualReturnYear05	5.21%
Ten Years	rr_AverageAnnualReturnYear10	0.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 07, 2014
Class A, I and K | State Street International Stock Selection Fund | MSCI EAFE Net Dividend Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	25.03%
Five Years	rr_AverageAnnualReturnYear05	7.90%
Ten Years	rr_AverageAnnualReturnYear10	1.94%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	“Other expenses” have been restated to reflect current fees.
[3]	The Fund's investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until December 31, 2019 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and expenses, and distribution, shareholder servicing and sub-transfer agency fees) exceed 0.75% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to December 31, 2019 except with the approval of the Fund's Board of Trustees. SSGA FM has contractually agreed to waive 0.01% of its administration fee. This waiver may not be terminated or modified except with the approval of the Fund's Board of Trustees.
[4]	As of 09/30/2018, the Fund's Calendar Year-To-Date return was -5.62%.